Capital Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2021
Business Combinations And Dispositions [Abstract]
Capital Acquisitions and Dispositions	CAPITAL ACQUISITIONS AND DISPOSITIONS
In the year ended December 31, 2021, the Company incurred $12.5 million (year ended December 31, 2020 - $5.4 million) of transaction costs related to acquisitions through business combinations and dispositions that were recorded as general and administrative expenses.
a) Major property acquisitions and dispositions
Kaybob Duvernay acquisition
On April 1, 2021, the Company closed the acquisition of Shell Canada Energy's Kaybob Duvernay assets in Alberta for total consideration of $940.6 million including closing adjustments, consisting of $676.1 million in cash and the issuance of 50.0 million common shares.
Oil and gas sales and oil and gas sales less royalties, transportation and operating expenses from the acquisition date to December 31, 2021 includes $499.8 million and $393.8 million, respectively, attributable to the Kaybob Duvernay acquisition. Had the business combination occurred on January 1, 2021, estimated oil and gas sales of $629.8 million and oil and gas sales less royalties, transportation and operating expenses of $496.8 million would have been recognized for the year ended December 31, 2021. This pro-forma information is not necessarily indicative of the results should the acquisition have actually occurred on January 1, 2021.
Southeast Saskatchewan disposition
In the second quarter of 2021, the Company disposed of its remaining non-core southeast Saskatchewan conventional assets for consideration of $85.9 million. These assets had a net carrying value of $11.9 million, resulting in a gain of $74.0 million.
b) Minor property acquisitions and dispositions
In the year ended December 31, 2021, the Company completed minor property acquisitions and dispositions for net consideration received of $11.3 million. These assets had a net carrying value of $26.9 million, resulting in a loss of $15.6 million.
The following table summarizes the major and minor property acquisitions and dispositions:

($ millions)	Kaybob Duvernay Acquisition	Southeast Saskatchewan Disposition	Other minor dispositions, net
Cash	(676.1)	85.9	11.3
Common shares	(264.5)	—	—
Consideration (paid) received	(940.6)	85.9	11.3

Exploration and evaluation	18.5	—	(5.3)
Property, plant and equipment	951.7	(219.6)	(22.0)
Goodwill	—	(10.6)	(1.2)
Decommissioning liability	(29.6)	218.3	1.6
Fair value of net assets acquired (Carrying value of net assets disposed)	940.6	(11.9)	(26.9)

Gain (loss) on capital dispositions	—	74.0	(15.6)